Schedule of Contract Assets and Liabilities (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Accounts receivable	$ 1,375,440	$ 776,530	$ 793,795
Unbilled revenue	507,091	47,000	162,760
Contract assets	227,312	219,116	147,913
Contract liabilities	$ (7,729,639)	$ (2,166,451)	$ (308,058)